Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 57,011,396
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 129,116
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,011,396 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$129,116 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$95	1.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
AssetsNet	$ 57,011,396
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 129,116
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,011,396 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$129,116 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 57,011,396
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 129,116
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,011,396 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$129,116 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
State	2.6%
Midstream - Oil & Gas	2.7%
Econ & Indust Development	2.8%
Banks	3.9%
Integrated Electric Utilities	3.9%
Higher Education	4.0%
Other	4.4%
Hospitals	5.2%
School District	5.5%
Miscellaneous Tax	5.7%
Electricity And Public Power	6.5%
Local Authority	7.2%
Tobacco	7.3%
Life Insurance	8.0%
Other Sectors	29.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000003857
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	SOAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	1.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
AssetsNet	$ 197,475,596
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 891,810
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,475,596 Number of Portfolio Holdings162 Advisory Fee $891,810 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

C000167227
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	SACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$114	2.23%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.23%
AssetsNet	$ 197,475,596
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 891,810
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,475,596 Number of Portfolio Holdings162 Advisory Fee $891,810 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

C000219378
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	SOIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 197,475,596
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 891,810
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,475,596 Number of Portfolio Holdings162 Advisory Fee $891,810 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.9%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.2%
Energy	4.2%
Utilities	4.7%
Consumer Discretionary	7.2%
Health Care	7.5%
Communications	7.7%
Consumer Staples	8.2%
Industrials	8.5%
Financials	9.6%
Technology	38.7%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 27,663,681
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 18,852
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,663,681 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$18,852 Portfolio Turnover13%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 27,663,681
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 18,852
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,663,681 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$18,852 Portfolio Turnover13%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 27,663,681
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 18,852
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,663,681 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$18,852 Portfolio Turnover13%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.7%
Idr & Pcr	1.8%
State	2.3%
Local	4.7%
Special Tax	6.8%
Health Care	9.2%
Education	11.5%
Utilities	14.8%
Lease	15.2%
Transportation	16.0%
Housing	15.9%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.60%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
AssetsNet	$ 72,936,308
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 348,324
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,936,308 Number of Portfolio Holdings102 Advisory Fee $348,324 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.30%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.30%
AssetsNet	$ 72,936,308
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 348,324
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,936,308 Number of Portfolio Holdings102 Advisory Fee $348,324 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 72,936,308
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 348,324
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,936,308 Number of Portfolio Holdings102 Advisory Fee $348,324 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communications	0.5%
Industrials	0.7%
Financials	0.8%
Energy	1.0%
Consumer Discretionary	1.5%
Money Market Funds	1.6%
Real Estate	95.1%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
AssetsNet	$ 37,380,252
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,198
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,380,252 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$122,198 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%

C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$118	2.29%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.29%
AssetsNet	$ 37,380,252
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,198
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,380,252 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$122,198 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 37,380,252
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,198
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,380,252 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$122,198 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Industrials	1.8%
Energy	2.6%
Money Market Funds	5.2%
Utilities	91.4%